Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 13,487,584	$ 151,989,905	$ 36,892
Chilean peso
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	679,471	137,208,062
Argentine peso
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7,096,519	6,057,793
U.S. dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	5,191,174	8,670,454
Euros
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 520,420	$ 53,596